BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AECC Aero-Engine Control Co. Ltd., Class A 28,300 $ 109,261
AECC Aviation Power Co. Ltd., Class A .... 9,100 61,328
AVICOPTER plc, Class A ............. 8,900 63,667
234,256
Air Freight & Logistics — 1.1%
YTO Express Group Co. Ltd., Class A ..... 86,537 269,507
Airlines — 0.2%
(a)
Air China Ltd., Class A ............... 14,800 22,693
China Eastern Airlines Corp. Ltd., Class A .. 23,300 18,566
Juneyao Airlines Co. Ltd., Class A ........ 3,700 8,378
49,637
Auto Components — 1.2%
Fuyao Glass Industry Group Co. Ltd., Class A 19,700 114,196
Huayu Automotive Systems Co. Ltd., Class A 57,200 154,828
Ningbo Joyson Electronic Corp., Class A
(a)
.. 4,712 11,184
280,208
Automobiles — 4.6%
BYD Co. Ltd., Class A ................ 21,800 931,445
Guangzhou Automobile Group Co. Ltd., Class A 99,000 172,874
1,104,319
Banks — 5.9%
Bank of Hangzhou Co. Ltd., Class A ...... 100,100 193,371
Bank of Nanjing Co. Ltd., Class A ........ 11,300 17,398
Bank of Suzhou Co. Ltd., Class A ........ 8,900 10,313
China Merchants Bank Co. Ltd., Class A ... 29,181 178,919
Industrial Bank Co. Ltd., Class A ......... 226,900 593,968
Ping An Bank Co. Ltd., Class A .......... 179,300 399,768
Qilu Bank Co. Ltd., Class A ............ 51,719 32,782
Shanghai Rural Commercial Bank Co. Ltd.,
Class A ....................... 5,100 4,469
1,430,988
Beverages — 8.1%
Anhui Gujing Distillery Co. Ltd., Class A .... 282 11,641
Beijing Yanjing Brewery Co. Ltd., Class A ... 68,100 113,651
Hebei Hengshui Laobaigan Liquor Co. Ltd.,
Class A ....................... 33,700 147,766
Jiangsu King's Luck Brewery JSC Ltd., Class A 4,700 40,350
Kweichow Moutai Co. Ltd., Class A ....... 3,679 1,008,956
Luzhou Laojiao Co. Ltd., Class A ........ 3,723 131,254
Shanghai Bairun Investment Holding Group Co.
Ltd., Class A .................... 3,500 18,871
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 2,200 95,273
Tsingtao Brewery Co. Ltd., Class A ....... 2,161 32,457
Wuliangye Yibin Co. Ltd., Class A ........ 11,900 370,393
1,970,612
Biotechnology — 0.6%
Anhui Anke Biotechnology Group Co. Ltd.,
Class A ....................... 6,626 11,156
Chongqing Zhifei Biological Products Co. Ltd.,
Class A ....................... 4,900 71,286
Walvax Biotechnology Co. Ltd., Class A .... 9,300 55,216
137,658
Capital Markets — 2.9%
BOC International China Co. Ltd., Class A .. 7,800 13,052
China International Capital Corp. Ltd., Class A 4,400 26,117
Hithink RoyalFlush Information Network Co.
Ltd., Class A .................... 800 14,052
Northeast Securities Co. Ltd., Class A ..... 201,200 207,075
Security
Shares
Shares Value
Capital Markets (continued)
Sealand Securities Co. Ltd., Class A ...... 274,900 $ 144,436
SooChow Securities Co. Ltd., Class A ..... 255,800 269,794
Yongan Futures Co. Ltd., Class A ........ 10,500 27,322
701,848
Chemicals — 5.0%
Anhui Guangxin Agrochemical Co. Ltd., Class A 44,281 207,987
Anhui Jinhe Industrial Co. Ltd., Class A .... 12,900 63,850
Bluestar Adisseo Co., Class A .......... 60,700 79,584
Ganfeng Lithium Group Co. Ltd., Class A ... 6,720 79,050
Jiangsu Yangnong Chemical Co. Ltd., Class A 1,000 16,380
Lianhe Chemical Technology Co. Ltd., Class A 61,200 159,279
Shandong Weifang Rainbow Chemical Co. Ltd.,
Class A ....................... 5,000 60,729
Shanghai Putailai New Energy Technology Co.
Ltd., Class A .................... 10,740 88,211
Valiant Co. Ltd., Class A .............. 8,500 22,156
Weihai Guangwei Composites Co. Ltd., Class A 9,500 101,703
Zangge Mining Co. Ltd., Class A ......... 7,000 29,040
Zhejiang Jiahua Energy Chemical Industry Co.
Ltd., Class A .................... 51,000 65,781
Zhejiang Juhua Co. Ltd., Class A ........ 59,000 145,034
Zhejiang Wansheng Co. Ltd., Class A ..... 46,000 88,348
1,207,132
Communications Equipment — 2.6%
Shenzhen Sunway Communication Co. Ltd.,
Class A ....................... 6,600 17,150
Yangtze Optical Fibre and Cable Joint Stock
Ltd. Co., Class A ................. 2,500 13,151
Yealink Network Technology Corp. Ltd., Class A 3,200 29,030
Zhongji Innolight Co. Ltd., Class A ....... 80,500 348,017
ZTE Corp., Class A ................. 57,100 225,932
633,280
Construction & Engineering — 2.4%
China National Chemical Engineering Co. Ltd.,
Class A ....................... 27,735 35,749
China State Construction Engineering Corp.
Ltd., Class A .................... 620,700 510,237
Shanghai Pudong Construction Co. Ltd., Class
A ........................... 34,100 36,168
Shanghai Tunnel Engineering Co. Ltd., Class A 12,400 9,952
592,106
Construction Materials — 0.3%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A ................. 11,200 61,732
Electric Utilities — 0.0%
Chongqing Three Gorges Water Conservancy
& Electric Power Co. Ltd., Class A ..... 8,400 11,117
Electrical Equipment — 8.4%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 16,605 1,152,140
Eve Energy Co. Ltd., Class A ........... 20,600 270,683
GoodWe Technologies Co. Ltd., Class A ... 986 59,688
Gotion High-Tech Co. Ltd., Class A ....... 6,187 29,893
Pylon Technologies Co. Ltd., Class A ...... 1,790 81,613
Shenzhen Kstar Science & Technology Co.
Ltd., Class A .................... 1,800 15,535
Sungrow Power Supply Co. Ltd., Class A ... 1,600 30,987
Sunwoda Electronic Co. Ltd., Class A ..... 36,100 126,447
Suzhou Maxwell Technologies Co. Ltd., Class A 1,040 68,528
Suzhou Recodeal Interconnect System Co.
Ltd., Class A .................... 3,411 53,451
TBEA Co. Ltd., Class A ............... 41,100 130,081

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Electrical Equipment (continued)
Xuji Electric Co. Ltd., Class A ........... 4,800 $ 16,050
2,035,096
Electronic Equipment, Instruments & Components — 7.9%
Avary Holding Shenzhen Co. Ltd., Class A .. 112,200 480,738
GoerTek, Inc., Class A ............... 17,426 53,589
Hengdian Group DMEGC Magnetics Co. Ltd.,
Class A ....................... 13,800 45,663
Lens Technology Co. Ltd., Class A ....... 90,700 179,167
Luxshare Precision Industry Co. Ltd., Class A 76,400 370,090
Suzhou Dongshan Precision Manufacturing Co.
Ltd., Class A .................... 137,000 582,390
Universal Scientific Industrial Shanghai Co.
Ltd., Class A .................... 81,200 203,040
1,914,677
Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A .. 52,300 51,675
Entertainment — 0.1%
Beijing Enlight Media Co. Ltd., Class A .... 7,000 8,525
Wanda Film Holding Co. Ltd., Class A
(a)
.... 7,450 15,624
24,149
Food & Staples Retailing — 0.2%
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A ....................... 5,701 32,179
Jiajiayue Group Co. Ltd., Class A
(a)
....... 15,700 27,839
60,018
Food Products — 4.7%
Anjoy Foods Group Co. Ltd., Class A ...... 3,900 92,235
Heilongjiang Agriculture Co. Ltd., Class A ... 82,200 172,379
New Hope Liuhe Co. Ltd., Class A
(a)
...... 13,617 26,475
Sanquan Food Co. Ltd., Class A ......... 15,600 39,896
Sichuan Teway Food Group Co. Ltd., Class A 18,340 72,011
Tongwei Co. Ltd., Class A ............. 100,700 631,820
Wens Foodstuffs Group Co. Ltd., Class A ... 33,100 98,905
1,133,721
Health Care Equipment & Supplies — 2.9%
Sansure Biotech, Inc., Class A .......... 7,392 25,156
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 9,697 479,557
Shenzhen YHLO Biotech Co. Ltd., Class A .. 6,799 20,819
Sinocare, Inc., Class A ............... 26,900 145,377
Sonoscape Medical Corp., Class A ....... 2,900 21,822
692,731
Health Care Providers & Services — 1.0%
Dian Diagnostics Group Co. Ltd., Class A ... 14,000 55,601
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 59,400 164,562
Topchoice Medical Corp., Class A
(a)
....... 1,300 31,372
251,535
Hotels, Restaurants & Leisure — 0.2%
BTG Hotels Group Co. Ltd., Class A ...... 4,200 14,538
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A ....................... 2,800 23,917
38,455
Household Durables — 4.9%
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 103,015 529,574
Haier Smart Home Co. Ltd., Class A ...... 107,800 412,090
Midea Group Co. Ltd., Class A .......... 30,300 248,730
1,190,394
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.4%
China Longyuan Power Group Corp. Ltd., Class
A ........................... 15,500 $ 43,600
Datang International Power Generation Co.
Ltd., Class A
(a)
................... 35,900 14,744
Huaneng Lancang River Hydropower, Inc.,
Class A ....................... 42,700 42,287
100,631
Insurance — 3.4%
New China Life Insurance Co. Ltd., Class A . 9,700 44,812
People's Insurance Co. Group of China Ltd.
(The), Class A ................... 154,600 118,143
Ping An Insurance Group Co. of China Ltd.,
Class A ....................... 87,471 663,279
826,234
IT Services — 1.3%
Wangsu Science & Technology Co. Ltd., Class
A ........................... 372,800 320,602
Leisure Products — 0.7%
Zhejiang Cfmoto Power Co. Ltd., Class A ... 9,000 164,775
Life Sciences Tools & Services — 0.1%
Shanghai Medicilon, Inc., Class A ........ 796 24,740
Machinery — 4.9%
China International Marine Containers Group
Co. Ltd., Class A ................. 97,311 104,981
CRRC Corp. Ltd., Class A ............. 16,200 12,855
First Tractor Co. Ltd., Class A ........... 11,800 22,007
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 10,200 107,960
Siasun Robot & Automation Co. Ltd., Class A
(a)
25,400 39,200
Tian Di Science & Technology Co. Ltd., Class A 47,600 37,673
Wuxi Lead Intelligent Equipment Co. Ltd., Class
A ........................... 25,040 172,197
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A ....................... 35,600 135,434
Zhengzhou Coal Mining Machinery Group Co.
Ltd., Class A .................... 149,000 283,774
Zhuzhou CRRC Times Electric Co. Ltd., Class
A ........................... 16,386 136,174
Zoomlion Heavy Industry Science & Technology
Co. Ltd., Class A ................. 140,781 121,545
1,173,800
Media — 0.3%
Focus Media Information Technology Co. Ltd.,
Class A ....................... 68,700 70,916
Metals & Mining — 3.6%
Baoshan Iron & Steel Co. Ltd., Class A .... 142,400 130,565
Henan Shenhuo Coal & Power Co. Ltd., Class
A ........................... 7,800 20,350
Huaibei Mining Holdings Co. Ltd., Class A .. 222,400 443,386
Hunan Valin Steel Co. Ltd., Class A ....... 91,000 67,073
Maanshan Iron & Steel Co. Ltd., Class A ... 108,200 47,354
Xinyu Iron & Steel Co. Ltd., Class A ...... 92,500 58,117
Yunnan Copper Co. Ltd., Class A ........ 46,900 91,905
858,750
Multiline Retail — 0.1%
Chongqing Department Store Co. Ltd., Class A 6,100 21,864
Oil, Gas & Consumable Fuels — 2.1%
China Merchants Energy Shipping Co. Ltd.,
Class A ....................... 13,500 12,812
Jiangxi Jovo Energy Co. Ltd., Class A ..... 4,900 16,558

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
PetroChina Co. Ltd., Class A ........... 619,300 $ 476,284
505,654
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class
A ........................... 18,400 30,494
Personal Products — 0.2%
Proya Cosmetics Co. Ltd., Class A ....... 800 19,583
Shanghai Flyco Electrical Appliance Co. Ltd.,
Class A ....................... 2,400 23,660
43,243
Pharmaceuticals — 4.8%
Asymchem Laboratories Tianjin Co. Ltd., Class
A ........................... 11,000 261,446
CanSino Biologics, Inc., Class A ......... 400 7,812
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ...... 9,100 65,444
Hubei Jumpcan Pharmaceutical Co. Ltd., Class
A ........................... 23,975 103,961
Jiangzhong Pharmaceutical Co. Ltd., Class A 22,400 50,358
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 210,797 367,861
Livzon Pharmaceutical Group, Inc., Class A . 2,500 12,572
Porton Pharma Solutions Ltd., Class A .... 3,100 21,802
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A .................... 7,200 36,422
Sichuan Kelun Pharmaceutical Co. Ltd., Class
A ........................... 48,600 195,896
Zhejiang NHU Co. Ltd., Class A ......... 12,440 35,945
1,159,519
Professional Services — 0.2%
Anhui Transport Consulting & Design Institute
Co. Ltd., Class A ................. 9,800 14,025
Centre Testing International Group Co. Ltd.,
Class A ....................... 8,297 29,228
43,253
Real Estate Management & Development — 1.1%
Gemdale Corp., Class A .............. 181,600 266,046
Road & Rail — 1.7%
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A ....................... 70,058 51,133
Daqin Railway Co. Ltd., Class A ......... 369,300 366,754
417,887
Semiconductors & Semiconductor Equipment — 4.2%
LONGi Green Energy Technology Co. Ltd.,
Class A ....................... 85,526 613,260
NAURA Technology Group Co. Ltd., Class A . 3,601 125,736
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Qingdao Gaoce Technology Co. Ltd., Class A 9,972 $ 122,181
Shenzhen SC New Energy Technology Corp.,
Class A ....................... 1,900 34,816
StarPower Semiconductor Ltd., Class A .... 1,700 79,885
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 2,890 29,568
1,005,446
Software — 0.2%
Glodon Co. Ltd., Class A .............. 5,200 50,457
Specialty Retail — 0.8%
China Tourism Group Duty Free Corp. Ltd.,
Class A ....................... 6,000 190,036
Textiles, Apparel & Luxury Goods — 0.3%
Huali Industrial Group Co. Ltd., Class A .... 7,300 68,354
Transportation Infrastructure — 0.2%
Shanghai International Airport Co. Ltd., Class
A
(a)
.......................... 5,900 53,019
Shenzhen Airport Co. Ltd., Class A ....... 6,300 6,964
59,983
Water Utilities — 0.3%
Chengdu Xingrong Environment Co. Ltd., Class
A ........................... 70,500 52,371
Luenmei Quantum Co. Ltd., Class A ...... 28,100 27,384
79,755
Wireless Telecommunication Services — 1.3%
China United Network Communications Ltd.,
Class A ....................... 420,879 326,435
Total Long-Term Investments — 98.7%
(Cost: $20,858,541) .............................. 23,885,725
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.07%
(b)(c)
................. 304,453 304,453
Total Short-Term Securities — 1.3%
(Cost: $304,453) ................................ 304,453
Total Investments — 100.0%
(Cost: $21,162,994 ) .............................. 24,190,178
Other Assets Less Liabilities — 0.0% ................... 1,870
Net Assets — 100.0% ..............................
$ 24,192,048
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
(c)
Affiliate of the Fund.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 304,453
(a)
$ — $ — $ — $ 304,453 304,453 $ 2,528 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 21 02/27/23 $ 295 $ (275)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 234,256 $ — $ 234,256
Air Freight & Logistics .................................... — 269,507 — 269,507
Airlines .............................................. — 49,637 — 49,637
Auto Components ...................................... — 280,208 — 280,208
Automobiles .......................................... — 1,104,319 — 1,104,319
Banks ............................................... — 1,430,988 — 1,430,988
Beverages ........................................... — 1,970,612 — 1,970,612
Biotechnology ......................................... — 137,658 — 137,658
Capital Markets ........................................ — 701,848 — 701,848
Chemicals ............................................ — 1,207,132 — 1,207,132
Communications Equipment ................................ — 633,280 — 633,280
Construction & Engineering ................................ — 592,106 — 592,106
Construction Materials .................................... — 61,732 — 61,732
Electric Utilities ........................................ — 11,117 — 11,117
Electrical Equipment ..................................... — 2,035,096 — 2,035,096
Electronic Equipment, Instruments & Components ................. — 1,914,677 — 1,914,677
Energy Equipment & Services .............................. — 51,675 — 51,675
Entertainment ......................................... — 24,149 — 24,149
Food & Staples Retailing .................................. — 60,018 — 60,018
Food Products ......................................... — 1,133,721 — 1,133,721
Health Care Equipment & Supplies ........................... — 692,731 — 692,731
Health Care Providers & Services ............................ — 251,535 — 251,535
Hotels, Restaurants & Leisure .............................. — 38,455 — 38,455

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 1,190,394 $ — $ 1,190,394
Independent Power and Renewable Electricity Producers ............ — 100,631 — 100,631
Insurance ............................................ — 826,234 — 826,234
IT Services ........................................... — 320,602 — 320,602
Leisure Products ....................................... — 164,775 — 164,775
Life Sciences Tools & Services .............................. — 24,740 — 24,740
Machinery ............................................ — 1,173,800 — 1,173,800
Media ............................................... — 70,916 — 70,916
Metals & Mining ........................................ — 858,750 — 858,750
Multiline Retail ......................................... — 21,864 — 21,864
Oil, Gas & Consumable Fuels ............................... — 505,654 — 505,654
Paper & Forest Products .................................. — 30,494 — 30,494
Personal Products ...................................... — 43,243 — 43,243
Pharmaceuticals ....................................... 65,444 1,094,075 — 1,159,519
Professional Services .................................... — 43,253 — 43,253
Real Estate Management & Development ....................... — 266,046 — 266,046
Road & Rail ........................................... — 417,887 — 417,887
Semiconductors & Semiconductor Equipment .................... — 1,005,446 — 1,005,446
Software ............................................. — 50,457 — 50,457
Specialty Retail ........................................ — 190,036 — 190,036
Textiles, Apparel & Luxury Goods ............................ — 68,354 — 68,354
Transportation Infrastructure ............................... — 59,983 — 59,983
Water Utilities ......................................... — 79,755 — 79,755
Wireless Telecommunication Services ......................... — 326,435 — 326,435
Short-Term Securities
Money Market Funds ...................................... 304,453 — — 304,453
$ 369,897 $ 23,820,281 $ — $ 24,190,178
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (275) $ — $ (275)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)